Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Scheduled Maturities of Time Deposits	Scheduled maturities of time deposits for the next five years were as follows at December 31, 2013:

(Dollars in thousands)
2014	$74,395
2015	32,171
2016	3,702
2017	3,074
2018	4,084
Thereafter	352
$117,778